Trade Accounts and Notes Receivable - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Present value of minimum lease payment	₩ 0	₩ 126
Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease payments	0	126
Present value of minimum lease payment	0	126
Less than 1 year [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 0	₩ 126